Related party disclosures	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party disclosures

14. Related party disclosures

Compensation of key management personnel of the Company

	2017	2016	2015
	(in thousands)
	£	£	£
Short-term employee benefits	1,184	1,053	647
Severance payments	—	150	—
Pension and other benefits	56	47	77
Share-based payments	11,230	731	726
	12,470	1,981	1,450

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting year related to key management personnel.